FIRST INVESTORS INSURED TAX EXEMPT FUND, INC.
95 Wall Street
New York, New York 10005
(212) 858-8126


                                       May 3, 1999


Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, DC 20549

                  Re:  First Investors Insured Tax Exempt Fund, Inc.
                           File Nos. 2-57473 and 811-2923

Gentlemen:

     Pursuant to Rule 497(j) of the Securities Act of 1933, as amended (the "Act"), First Investors Insured Tax Exempt Fund, Inc. (the "Fund") hereby certifies:

     (1) The form of Prospectuses and Statement of Additional Information that would have been filed under Rule 497(c) of the Act would not have differed from that contained in Post-Effective Amendment No. 33 to the Fund's Registration Statement, the most recent Post-Effective Amendment filed with the Commission; and

     (2) The text of Post-Effective Amendment No. 33 was filed electronically with the Commission.

                                     Very truly yours,

                                     FIRST INVESTORS INSURED TAX
                                     EXEMPT FUND, INC.

                                     By: /s/ C. Durso
                                         ------------------------
                                         C. Durso, Vice President